Leases - Remaining Maturities of Lease Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020	Feb. 02, 2019
Leases Disclosure [Line Items]
Sublease rentals	$ 1.9
New Academy Holding Company, LLC
Leases Disclosure [Line Items]
Sublease rentals		$ 1.6	$ 7.7